Cryptocurrencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of additional information about cryptocurrencies
The following table presents additional information about cryptocurrencies as follows:

	Six months ended June 30, 2024	Six months ended June 30, 2023
Beginning balance	$142	$51
Cumulative effect of change in accounting principle	$3	$—
Cryptocurrencies received from mining	5,475	3,644
Mining services revenue	458	529
Mining pool operating fees	(15)	—
Proceeds from sale of cryptocurrencies	(6,025)	(4,049)
Unrealized gain on fair value of cryptocurrency, net	46	—
Realized gain on sale of cryptocurrencies and consideration paid	12	229
Impairment of cryptocurrencies	—	(144)

Ending balance	$96	$260

Number of bitcoin held	1.57	8.85
Average cost basis - per bitcoin	$61,454	$27,540
Fair value - per bitcoin	$63,364	$28,010
Cost basis of bitcoin (in ‘000s)	$96	$260
Fair value of bitcoin (in ‘000s)	$99	$263

The following table presents additional information about cryptocurrencies as follows:

	Year Ended
	December 31, 2023	December 31, 2022
Beginning balance	$51	$15,050
Cryptocurrencies received from mining	9,137	13,496
Mining services revenue	844	884
Mining pool operating fees	(13)	(19)
Consideration paid related to operation agreement	—	(461)
Proceeds from sale of cryptocurrencies	(9,943)	(26,871)
Realized gain on sale of cryptocurrencies and consideration paid	351	3,998
Impairment of cryptocurrencies	(285)	(6,026)

Ending balance	$142	$51

Schedule of Activities of the Bitcoin
The following table presents information based on the activity of bitcoin for the six months ended June 30, 2024:

	Six months ended June 30, 2024	Six months ended June 30, 2023
Beginning Balance	$142	$51
Cumulative effect of the adoption of ASC 350-60	3	—

Adjusted beginning balance, at fair value	145	51
Addition of bitcoin from mining activities	5,933	4,258
Bitcoin sold and issued for operations	(6,028)	(4,049)
Unrealized gains (losses) from fair value adjustments	46	—

Ending Balance	$96	$260